INVENTORIES (Schedule of inventory) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 43,965	$ 50,156
Service inventory	36,232	31,407
Work in process	37,036	31,873
Finished goods	39,366	24,762
Inventories	156,599	138,198
Write-offs	$ 7,821	$ 8,748	$ 6,406